UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
 (Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
 (Name and address of agent for service)

312-669-1650
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities Fund
Schedule of Investments (Unaudited)		July 31, 2016

Shares	COMMON STOCKS - 94.59%	Value
	Aerospace & Defense - 0.97%
51,900	Air Industries Group, Inc.	$249,379
358,787	CPI Aerostructures, Inc. (a)	2,367,994
		2,617,373
	Auto Parts & Equipment - 3.88%
220,570	Miller Industries, Inc.	4,733,432
125,000	Motorcar Parts of America, Inc. (Acquired 9/10/2012 through 8/27/2014, Cost $1,048,635) (a)(b)	3,503,750
10,000	Motorcar Parts of America, Inc.	280,300
115,000	Stoneridge, Inc. (a)	1,918,200
		10,435,682
	Building Materials - 2.92%
150,000	Global Brass & Copper Holdings, Inc.	4,248,000
300,000	PGT, Inc. (a)	3,600,000
		7,848,000
	Business Services - 6.09%
270,217	Datalink Corp. (a)	2,318,462
250,000	EPIQ Systems, Inc.	4,085,000
134,567	GP Strategies Corp. (a)	2,820,524
765,710	Innodata Isogen, Inc. (a)	1,937,246
314,100	PCM, Inc. (a)	5,220,342
		16,381,574
	Chemical & Related Products - 6.37%
104,644	Aceto Corp.	2,690,397
183,722	KMG Chemicals, Inc.	5,050,518
202,000	Northern Technologies International Corp. (a)	2,840,120
417,238	OMNOVA Solutions, Inc. (a)	3,951,244
229,054	Trecora Resources (a)	2,618,087
		17,150,366
	Commercial Banks - 6.53%
125,900	Bankwell Financial Group, Inc.	2,771,059
112,000	Berkshire Hills Bancorp, Inc.	2,953,440
413,526	TriState Capital Holdings, Inc. (a)	5,901,016
272,980	Triumph Bancorp, Inc. (a)	4,768,961
67,800	Veritex Holdings, Inc. (a)	1,177,686
		17,572,162
	Commercial Services & Supplies - 1.29%
125,532	Team, Inc. (a)	3,465,939
		3,465,939
	Construction & Engineering - 2.15%
58,000	Comfort Systems USA, Inc.	1,762,040
965,232	Hill International, Inc. (a)	4,025,017
		5,787,057
	Consumer Products - Manufacturing - 4.04%
125,000	Cherokee, Inc. (a)	1,305,000
83,672	Delta Apparel, Inc. (a)	1,998,924
30,000	Flexsteel Industries, Inc.	1,233,000
56,818	Libbey, Inc.	1,061,928
96,326	Orchids Paper Products Co.	2,958,171
144,764	Superior Uniform Group, Inc.	2,326,357

		10,883,380
	Consumer Services - 0.70%
260,000	DHI Group, Inc. (a)	1,895,400
		1,895,400
	Electronic Equipment & Instruments - 0.70%
92,415	Bel Fuse, Inc.	1,893,584
		1,893,584
	Energy & Related Services - 3.02%
550,790	DHT Holdings, Inc.	2,566,681
180,643	Matrix Service Co. (a)	2,993,255
133,744	PHI, Inc. (a)	2,583,934
		8,143,870
	Financial Services - 6.83%
1,012,008	Cowen Group, Inc. (a)	3,157,465
182,600	FBR & Co.	2,751,782
135,000	First Internet Bancorp	3,192,750
96,728	Hennessy Advisors, Inc.	3,356,462
167,773	Oppenheimer Holdings, Inc.	2,640,747
270,606	Silvercrest Asset Management Group, Inc. - Class A	3,287,863
		18,387,069
	Food - 4.58%
321,872	Crimson Wine Group Ltd. (a)	2,726,256
170,162	Farmer Brothers Co. (a)	5,218,869
33,300	John B. Sanfilippo & Son, Inc.	1,554,111
245,000	Landec Corp. (a)	2,817,500
		12,316,736
	Health Care Providers & Services - 1.12%
140,000	The Ensign Group, Inc.	3,010,000
		3,010,000
	Industrial Goods - 3.28%
1,400,000	Hudson Technologies, Inc. (a)	6,888,000
100,000	Schnitzer Steel Industries, Inc.	1,949,000
		8,837,000
	Insurance - 5.31%
418,397	Atlas Financial Holdings, Inc. (a)	7,200,612
90,000	EMC Insurance Group, Inc.	2,495,700
289,648	United Insurance Holdings Corp.	4,593,817
		14,290,129
	Leisure - 1.73%
728,641	Century Casinos, Inc. (a)	4,648,729
		4,648,729
	Machinery Manufacturing - 1.49%
100,000	Graham Corp.	1,802,000
40,000	Kadant, Inc.	2,197,600
		3,999,600
	Medical Supplies & Services - 5.17%
219,037	Addus HomeCare Corp. (a)	4,131,038
35,820	Birner Dental Management Services, Inc.	514,912
169,940	CryoLife, Inc.	2,476,026
100,000	Exactech, Inc. (a)	2,703,000
374,000	Syneron Medical Ltd. (a)	2,756,380
117,599	Tactile System Technology, Inc. (a)	1,324,165
		13,905,521

	Oil & Gas - 0.55%
272,500	Hallador Energy Co.	1,474,225
		1,474,225
	Retail - 3.32%
175,000	Kirkland’s, Inc. (a)	2,667,000
305,200	Systemax, Inc. (a)	2,731,540
126,905	Weyco Group, Inc.	3,545,726
		8,944,266
	Semiconductor Related Products - 8.02%
1,441,731	AXT, Inc. (a)	5,406,491
351,000	DSP Group, Inc. (a)	3,801,330
298,800	PDF Solutions, Inc. (a)	4,930,200
415,000	Photronics, Inc. (a)	4,008,900
195,000	Rudolph Technologies, Inc. (a)	3,435,900
		21,582,821
	Software - 5.07%
472,000	American Software, Inc. - Class A	5,206,160
1,967,092	iPass, Inc. (a)	2,950,638
100,000	VASCO Data Security International, Inc. (a)	1,671,000
942,493	Zix Corp. (a)	3,826,522
		13,654,320
	Specialty Manufacturing - 6.21%
334,947	CECO Environmental Corp.	3,098,260
123	Columbus McKinnon Corp.	2,041
166,339	Core Molding Technologies, Inc. (a)	2,648,117
99,500	Federal Signal Corp.	1,308,425
295,482	KVH Industries, Inc. (a)	2,680,022
297,969	LSI Industries, Inc.	3,265,740
217,830	Manitex International, Inc. (a)	1,618,477
100,000	Sparton Corp. (a)	2,081,000
		16,702,082
	Telecommunications - 2.63%
1,934,300	Ceragon Networks Ltd. (a)	4,294,146
550,000	PC-Tel, Inc.	2,788,500
		7,082,646
	Wholesale Electronic Markets and Agents and Brokers - 0.62%
300,000	Huttig Building Products, Inc. (a)	1,677,000
		1,677,000

	TOTAL COMMON STOCKS (Cost $195,221,214)	$254,586,531

	REAL ESTATE INVESTMENT TRUSTS - 3.38%	Value
201,185	City Office Real Estate Investment Trust, Inc.	$2,728,068
115,000	Community Healthcare Trust, Inc.	2,643,850
85,000	Monmouth Real Estate Investment Corp. - Class A	1,174,700
110,710	UMH Properties, Inc.	1,368,376
73,000	Whitestone Real Estate Investment Trust	1,180,410
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,096,295)	$9,095,404

Contracts	WARRANTS - 0.00%	Value
	Insurance - 0.00%
	Emergent Capital, Inc. Warrant;
38,106	Expiration: 10/06/2019, Exercise Price $10.75 (a)(c)	$-

		TOTAL WARRANTS (Cost $0)	$-

Shares		SHORT-TERM INVESTMENTS - 2.46%	Value
6,622,752		Invesco Short Term Investments Government & Agency Portfolio - Class I , 0.28% (d)	$6,622,752
		TOTAL SHORT-TERM INVESTMENTS (Cost $6,622,752)	$6,622,752

		Total Investments (Cost $207,940,261) - 100.43%	$270,304,687
		Liabilities in Excess of Other Assets - (0.43)%	(1,158,308)
		TOTAL NET ASSETS - 100.00%	$269,146,379

	Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	(b)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the “Act”) and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to “qualified institutional buyers.” The market value of this security is $3,503,750 or 1.30% of the Fund’s net assets. This security is deemed to be liquid.

	(c)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund’s Board of Directors. This security represents $0.00 or 0.00% of the Fund’s Net Assets. This security is classified as Level 2 and is deemed to be illiquid.

	(d)	Variable rate security; the rate shown is the effective rate as of July 29, 2016.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these Schedule of Investments

Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		July 31, 2016

Shares	COMMON STOCKS - 96.37%	Value
	Aerospace & Defense - 1.07%
48,294	Air Industries Group, Inc.	$232,053
50,000	CPI Aerostructures, Inc. (a)	330,000
		562,053
	Air Transport - 0.60%
34,047	AeroCentury Corp. (a)	314,084
		314,084
	Auto Parts & Equipment - 3.13%
50,000	Supreme Industries, Inc.	840,000
60,000	Unique Fabricating, Inc.	806,400
		1,646,400
	Biotechnology - 0.73%
30,000	Trinity Biotech Plc - ADR (a)	384,900
		384,900
	Building Materials - 0.88%
119,778	Empire Resources, Inc.	461,145
		461,145
	Business Services - 14.65%
625,547	Auxilio, Inc. (a)	500,437
50,000	BG Staffing, Inc.	1,053,000
288,291	DLH Holdings Corp. (a)	1,444,338
159,972	Information Services Group, Inc. (a)	606,294
205,500	Innodata Isogen, Inc. (a)	519,915
236,199	Intrusion, Inc. (a)	63,892
70,000	PCM, Inc. (a)	1,163,400
1,837,300	Quadrant 4 System Corp. (a)	530,980
35,000	SITO Mobile Ltd. (a)	140,700
52,147	Transcat, Inc. (a)	536,071
180,000	USA Technologies, Inc. (a)	849,600
508,900	WidePoint Corp. (a)	310,429
		7,719,056
	Chemical & Related Products - 1.87%
320,000	Flexible Solutions International, Inc. (a)	480,000
36,000	Northern Technologies International Corp. (a)	506,160
		986,160
	Computer and Electronic Product Manufacturing - 0.47%
61,173	Dynatronics Corp. (a)	167,002
191,500	Singing Machine Co., Inc. (a)	78,515
		245,517
	Computers & Electronics - 1.62%
81,000	Concurrent Computer Corp.	414,720
60,000	Napco Security Technologies, Inc. (a)	436,200
		850,920
	Construction & Engineering - 6.30%
65,000	Gencor Industries, Inc. (a)	1,144,000
150,000	Hill International, Inc. (a)	625,500
25,000	NV5 Global, Inc. (a)	804,250
70,000	Willdan Group, Inc. (a)	742,700
		3,316,450

	Consumer Goods - 1.09%
50,000	MCBC Holdings, Inc.	574,000
		574,000
	Consumer Products - Distributing - 2.76%
284,000	FitLife Brands, Inc. (a)	391,920
260,000	US Auto Parts Network, Inc. (a)	1,063,400
		1,455,320
	Consumer Products - Manufacturing - 3.26%
42,070	Cherokee, Inc. (a)	439,211
50,000	Crown Crafts, Inc.	505,500
45,000	Hardinge, Inc.	454,500
50,000	ZAGG, Inc. (a)	316,500
		1,715,711
	Consumer Services - 0.90%
85,000	Xcel Brands, Inc. (a)	472,600
		472,600
	Electronic Equipment & Instruments - 1.73%
200,000	Iteris, Inc. (a)	696,000
50,000	Ultralife Corp. (a)	217,500
		913,500
	Energy & Related Services - 2.47%
70,000	Dawson Geophysical Co. (a)	521,500
95,000	DHT Holdings, Inc.	442,700
100,000	Mitcham Industries, Inc. (a)	336,000
		1,300,200
	Environmental Services - 0.75%
250,000	Fuel Tech, Inc. (a)	397,500
		397,500
	Financial Services - 7.60%
90,000	AMREP Corp. (a)	504,900
25,000	First Internet Bancorp	591,250
24,000	Hennessy Advisors, Inc.	832,800
50,000	HopFed Bancorp, Inc.	569,500
20,000	Pacific Premier Bancorp, Inc. (a)	483,000
52,000	Silvercrest Asset Management Group, Inc. - Class A	631,800
350,347	TheStreet, Inc.	388,885
		4,002,135
	Food - 1.81%
5,982	John B. Sanfilippo & Son, Inc.	279,180
80,500	Willamette Valley Vineyards, Inc. (a)	672,175
		951,355
	Furniture and Related Product Manufacturing - 0.93%
200,000	Stanley Furniture Co., Inc. (a)	490,000
		490,000
	Health Care Providers & Services - 0.23%
100,000	Celsion Corp. (a)	123,000
		123,000
	Industrial Goods - 2.05%
219,900	Hudson Technologies, Inc. (a)	1,081,908
		1,081,908
	Insurance - 4.18%
50,000	Atlas Financial Holdings, Inc. (a)	860,500
90,000	Kingstone Companies, Inc.	787,500

35,000	United Insurance Holdings Corp.	555,100
		2,203,100
	Leisure - 3.05%
97,322	Century Casinos, Inc. (a)	620,914
1,771,000	Galaxy Gaming, Inc. (a)(c)	504,912
250,000	Nevada Gold & Casinos, Inc. (a)	482,500
		1,608,326
	Medical Supplies & Services - 4.39%
27,000	Addus HomeCare Corp. (a)	509,220
3,500	Birner Dental Management Services, Inc.	50,312
10,000	Cutera, Inc. (a)	107,900
213,334	Hooper Holmes, Inc. (a)	324,268
115,000	IntriCon Corp. (a)	618,700
57,583	MGC Diagnostics Corp. (a)	384,655
50,000	Sensus Healthcare, Inc. (a)	317,500
		2,312,555
	Motion Pictures - 1.88%
189,900	Ballantyne Strong, Inc. (a)	991,278
		991,278
	Pharmaceuticals - 2.09%
82,629	ImmuCell Corp. (a)	573,445
70,000	Juniper Pharmaceuticals, Inc. (a)	527,800
		1,101,245
	Semiconductor Related Products - 6.11%
290,000	AXT, Inc. (a)	1,087,500
97,500	DSP Group, Inc. (a)	1,055,925
124,000	inTEST Corp. (a)	498,480
90,000	Ultra Clean Holdings, Inc. (a)	575,100
		3,217,005
	Software - 6.96%
128,800	ARI Network Services, Inc. (a)	659,456
126,883	Asure Software, Inc. (a)	633,146
63,000	BSQUARE Corp. (a)	330,120
200,000	Digital Turbine, Inc. (a)	224,000
75,000	Evolving Systems, Inc.	389,250
200,000	GlobalSCAPE, Inc.	682,000
500,000	iPass, Inc. (a)	750,000
		3,667,972
	Specialty Manufacturing - 9.31%
95,100	CTI Industries Corp. (a)	661,896
180,888	Data I/O Corp. (a)	605,975
25,000	Hurco Companies, Inc.	665,750
11,900	Kewaunee Scientific Corp.	240,975
55,000	KVH Industries, Inc. (a)	498,850
170,000	Orbit International Corp. (a)	637,500
163,900	Pioneer Power Solutions, Inc. (a)(c)	967,010
35,000	Tecnoglass, Inc. (a)	386,050
107,000	Xplore Technologies Corp. (a)	240,750
		4,904,756
	Telecommunications - 1.50%
100,000	Ceragon Networks Ltd. (a)	222,000
660,000	Mobivity Holdings Corp. (Acquired 03/11/2014, Cost $660,000) (a)(b)	567,600
		789,600

		TOTAL COMMON STOCKS (Cost $42,949,875)	$50,759,751

		REAL ESTATE INVESTMENT TRUSTS - 1.01%
95,200		Global Self Storage, Inc.	$533,120
		TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $460,431)	$533,120

Contracts		WARRANTS - 0.12%	Value
		Medical Supplies & Services - 0.12%
		Sensus Healthcare, Inc.
50,000		Expiration: 07/25/2019, Exercise Price $6.75 (a)	$62,500
		Telecommunications - 0.00%
		Mobivity Holdings Corp.
165,000		Expiration: 03/11/2019, Exercise Price $1.20 (Acquired 03/11/2014, Cost $0) (a)(b)(c)	0
		TOTAL WARRANTS (Cost $23,475)	$62,500

Shares		SHORT-TERM INVESTMENTS - 2.81%	Value
1,481,811		Invesco Short Term Investments Government & Agency Portfolio - Class I , 0.28% (d)	$1,481,811
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,481,811)	$1,481,811

		Total Investments (Cost $44,915,592) - 100.31%	$52,837,182
		Liabilities in Excess of Other Assets - (0.31)%	(163,009)
		TOTAL NET ASSETS - 100.00%	$52,674,173

	Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt
	(a)	Non-income producing security.
	(b)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the “Act”) or was acquired in a private placement and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to “qualified institutional buyers.” The market values of these securities totals $567,600 or 1.08% of the Fund’s net assets. These securities were classified as Level 2 and, with the exception of Mobivity Holdings Corp. Warrant (“Mobivity Warrant”), are deemed to be liquid. Mobivity Warrant is considered to be illiquid.

	(c)
The price for these securities was derived from an estimate of fair market value using methods approved by the Fund’s Board of Directors. These securities represent $1,471,922 or 2.79% of the Fund’s Net Assets. These securities were classified as Level 2 and, with the exception of Mobivity Holdings Corp. Warrant (“Mobivity Warrant”), are deemed to be liquid. Mobivity Warrant is considered to be illiquid.

	(d)	Variable rate security; the rate shown is the effective rate as of July 29, 2016.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these Schedule of Investments

Perritt Low Priced Stock Fund
Schedule of Investments (Unaudited)		July 31, 2016

Shares	COMMON STOCKS - 91.50%	Value
	Administrative and Support Services - 2.57%
8,400	Kforce, Inc.	$150,024
	Air Transportation - 3.61%
2,000	Hawaiian Holdings, Inc. (a)	91,060
6,500	JetBlue Airways Corp. (a)	119,145
		210,205
	Automobile Manufacturers - 2.00%
4,900	Winnebago Industries, Inc.	116,424
	Auto Parts & Equipment - 0.59%
1,600	Miller Industries, Inc.	34,336
	Beverage and Tobacco Product Manufacturing - 0.74%
1,000	MGP Ingredients, Inc.	43,000
	Biotechnology - 1.39%
6,300	Trinity Biotech Plc - ADR (a)	80,829
	Building Products - 0.48%
1,000	USG Corp. (a)	28,160
	Business Services - 3.10%
4,300	Graphic Packaging Holding Co.	58,652
25,271	Information Services Group, Inc. (a)	95,777
1,800	Steelcase, Inc.	26,100
		180,529
	Commercial Banks - 4.18%
8,800	Hallmark Financial Services, Inc. (a)	93,368
7,100	Triumph Bancorp, Inc. (a)	124,037
1,500	Veritex Holdings, Inc. (a)	26,055
		243,460
	Commercial Services & Supplies - 1.99%
2,700	ACCO Brands Corp. (a)	30,348
8,500	RPX Corp. (a)	85,595
		115,943
	Communications Equipment - 1.67%
7,900	ClearOne, Inc.	97,644
	Computer and Electronic Product Manufacturing - 2.36%
23,500	Digirad Corp.	137,710
	Computers & Electronics - 3.07%
19,250	Brocade Communications Systems, Inc.	179,025
	Construction & Engineering - 2.99%
6,900	Gencor Industries, Inc. (a)	121,440
3,400	IES Holdings, Inc. (a)	52,870
		174,310
	Credit Intermediation and Related Activities - 9.73%
10,600	FNB Corp.	126,670
13,300	Investors Bancorp, Inc.	151,088
7,800	Meridian Bancorp, Inc.	114,660
3,400	TowneBank	78,030
14,600	United Community Financial Corp.	96,944
		567,392

	Electronic Equipment & Instruments - 3.47%
7,100	Orbotech Ltd. (a)	202,563
	Fabricated Metal Product Manufacturing - 3.10%
11,000	Builders FirstSource, Inc. (a)	141,790
2,400	NCI Building Systems, Inc. (a)	38,928
		180,718
	Financial Services - 1.04%
4,000	Janus Capital Group, Inc.	60,400
	Health Care Providers & Services - 0.85%
4,300	Select Medical Holdings Corp. (a)	49,450
	Healthcare Equipment - 2.48%
6,300	Globus Medical, Inc. (a)	144,585
	Household Durables - 1.65%
7,200	Lifetime Brands, Inc.	96,408
	Insurance - 3.97%
8,400	Atlas Financial Holdings, Inc. (a)	144,564
5,000	CNO Financial Group, Inc.	86,850
		231,414
	IT Consulting - 0.80%
2,100	Perficient, Inc. (a)	46,662
	Leisure - 4.44%
3,200	Marine Products Corp.	29,216
8,600	Nautilus, Inc. (a)	162,024
4,900	Reading International, Inc. (a)	67,375
		258,615
	Machinery Manufacturing - 4.73%
9,300	Nova Measuring Instruments Ltd. (a)	104,811
10,900	Novanta, Inc. (a)	171,239
		276,050
	Medical Supplies & Services - 4.55%
1,900	AMN Healthcare Services, Inc. (a)	80,370
9,300	CryoLife, Inc.	135,501
2,100	Merit Medical Systems, Inc. (a)	49,224
		265,095
	Pharmaceuticals - 1.71%
1,900	Cambrex Corp. (a)	99,579
	Semiconductor Related Products - 4.19%
5,000	Entegris, Inc. (a)	85,450
1,200	NeoPhotonics Corp. (a)	15,060
14,900	Photronics, Inc. (a)	143,934
		244,444
	Software - 4.21%
11,700	American Software, Inc.	129,051
28,700	Zix Corp. (a)	116,522
		245,573
	Specialty Manufacturing - 8.07%
5,200	Federal Signal Corp.	68,380
9,200	Fox Factory Holding Corp. (a)	176,548
4,500	Mueller Water Products, Inc.	53,370
11,900	Wabash National Corp. (a)	172,312
		470,610

		Telecommunications - 0.58%
2,400		CalAmp Corp. (a)	34,080
		Utilities - 1.19%
7,800		Star Gas Partners LP	69,264

		TOTAL COMMON STOCKS (Cost $4,840,506)	$5,334,501

		REAL ESTATE INVESTMENT TRUSTS - 1.80%
6,700		Medical Properties Trust, Inc.	$105,190
		TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $82,403)	$105,190

		SHORT-TERM INVESTMENTS - 7.06%
411,807		Invesco Short Term Investments Government & Agency Portfolio - Class I , 0.28% (b)	$411,807
		TOTAL SHORT-TERM INVESTMENTS (Cost $411,807)	$411,807

		Total Investments (Cost $5,334,716) - 100.36%	$5,851,498
		Liabilities in Excess of Other Assets - (0.36)%	(20,913)
		TOTAL NET ASSETS - 100.00%	$5,830,585

	Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt
	(a)	Non-income producing security.
	(b)	Variable rate security; the rate shown is the effective rate as of July 29, 2016.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these Schedule of Investments

Perritt Funds, Inc.
Notes to the Schedule of Investments (Unaudited)	July 31, 2016

1. Federal Income Tax Matters

The cost basis of investments for federal income tax purposes for the Perritt MicroCap Opportunities Fund (the “MicroCap Fund”), the Perritt Ultra  MicroCap Fund (the “Ultra MicroCap Fund”) and the Perritt Low Priced Stock Fund (the “Low Priced Stock Fund”) (collectively, the “Funds”) at July 31, 2016 was as follows*:

	MicroCap Fund	Ultra MicroCap Fund	Low Priced Stock Fund
Cost of investments	$207,940,261	$44,915,592	$5,334,716

Gross unrealized appreciation	78,602,495	13,307,310	672,582
Gross unrealized depreciation	(16,238,069)	(5,385,720)	(155,800)
Net unrealized appreciation	$62,364,426	$7,921,590	$516,782

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

2. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Funds’ investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds’ advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Funds’ fair value procedures allow for the use of certain methods performed by the Funds’ advisor to value those securities for which market quotations are not readily available, at a price that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds’ may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time.  Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

General Accepted Accounting Principles (“GAAP”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2016:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$24,488,915	$-	$-	$24,488,915
Consumer Staples	15,274,907	-	-	15,274,907
Energy	9,618,095	-	-	9,618,095
Financial	50,249,360	-	-	50,249,360
Health Care	19,091,005	514,912	-	19,605,917
Industrials	50,961,489	249,380	-	51,210,869
Information Technology	65,081,382	-	-	65,081,382
Materials	19,057,086	-	-	19,057,086
Total Common Stocks	253,822,239	764,292	-	254,586,531
Real Estate Investment Trusts	9,095,404	-	-	9,095,404
Warrants
Financial	-	0	-	-
Total Warrants	-	-	-	-
Short Term Investments	6,622,752	-	-	6,622,752
Total Investments in Securities	$269,540,395	$764,292	$-	$270,304,687

Perritt Ultra MicroCap Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$7,502,714	$504,912	$-	$8,007,626
Consumer Staples	1,343,275	-	-	1,343,275
Energy	1,300,200	-	-	1,300,200
Financial	5,700,335	-	-	5,700,335
Health Care	3,843,602	367,813	-	4,211,415
Industrials	11,940,562	1,513,146	-	13,453,708
Information Technology	14,803,382	567,600	-	15,370,982
Materials	1,372,210	-	-	1,372,210
Total Common Stocks	47,806,280	2,953,471	-	50,759,751
Real Estate Investment Trusts	533,120	-	-	533,120
Warrants
Energy	-	0	-	-
Health Care	62,500	-	-	62,500
Total Warrants	62,500	-	-	62,500
Short Term Investments	1,481,811	-	-	1,481,811
Total Investments in Securities	$49,883,711	$2,953,471	$-	$52,837,182

Perritt Low Priced Stock Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$647,995	$-	$-	$647,995
Consumer Staples	43,000	-	-	43,000
Energy	-	-	-	-
Financial	1,102,666	-	-	1,102,666
Health Care	777,248	-	-	777,248
Industrials	1,213,858	-	-	1,213,858
Information Technology	1,421,818	-	-	1,421,818
Materials	58,652	-	-	58,652
Utilities	69,264	-	-	69,264
Total Common Stocks	5,334,501	-	-	5,334,501
Real Estate Investment Trusts	105,190	-	-	105,190
Short Term Investments	411,807	-	-	411,807
Total Investments in Securities	$5,851,498	$-	$-	$5,851,498

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting period:

	MicroCap Fund	Ultra MicroCap Fund	Low Priced Stock Fund
Transfers into Level 1	$-	$1,859,400	$-
Transfers out of level 1	-	(1,331,406)	-
Net transfers in (out of) Level 1	$-	$527,994	$-

Transfers into Level 2	$-	$1,331,406	$-
Transfers out of Level 2	-	(1,859,400)	-
Net Transfers in (out of) Level 2	$-	$(527,994)	$-

The securities transferred from Level 1 to Level 2 were transferred due to those securities not trading on the last day of the reporting period. The securities transferred from Level 2 to Level 1 due to an increase of observable market data from an increase in market activity

As of July 31, 2016, the MicroCap Fund, Ultra MicroCap Fund and Low Priced Stock Fund did not hold any Level 3 securities.

3. Transactions with Affiliates

The following issuer was affiliated with the Ultra MicroCap Fund, as the Ultra MicroCap Fund held 5% or more of the outstanding voting securities of the issuer during the period from November 1, 2015 through July 31, 2016. As defined in Section (2)(a)(3) of the 1940 Act, such issuer is:

Issuer Name	Share Balance At November 1, 2015	Additions	Reductions	Share Balance At July 31, 2016	Dividend Income	Value At July 31, 2016
CTI Industries Corp.[1]	183,400	-	88,300	95,100	$-	$661,896
					$-	$661,896

[1] Issuer was not an affiliate as of July 31, 2016.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Perritt Funds, Inc.

By (Signature and Title)  /s/ Michael J. Corbett
Michael J. Corbett, President

Date          9/23/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael J. Corbett
Michael J. Corbett, President

Date          9/23/16

By (Signature and Title)*     /s/ Mark J. Buh
 Mark J. Buh, Treasurer/Principal Financial Officer

Date          9/23/16

* Print the name and title of each signing officer under his or her signature.